INITIAL PUBLIC OFFERING (Details) - $ / shares			12 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Dec. 31, 2022	Dec. 31, 2021
INITIAL PUBLIC OFFERING
Number of units sold				24,300,287
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold	24,300,287	22,000,000
Purchase price, in dollars per unit		$ 10.00
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Number of warrants in a unit	0.25
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	2,300,287	3,300,000	3,300,000
Purchase price, in dollars per unit	$ 10.00	$ 10.00
Underwriter Option Period	45 days